UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C. 20549

                           FORM 13F

                     FORM 13F COVER PAGE


Report for the Quarter Ended September 30, 1999

Institutional Investment Manager Filing this Report:

Name:    HLM Management Company
Address: 222 Berkeley Street
         Boston, MA 02116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:       A.R. Haberkorn III
Phone:      617-266-0030
Signature, Place and Date of Signing:

    A.R. Haberkorn     Boston, Massuchusettes      November 3, 1999

Report Type (Check only one):
[X ]   13F HOLDINGS REPORT
[  ]   13F NOTICE
[  ]   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                         FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:   17,649,998
Form 13F Information Table Value Total: $542,355,230.00

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1-800 Contacts, Inc.           COM              681977104     5968   209400 SH       SOLE                   180100             29300
Accredo Health, Inc.           COM              00437V104    16758   532000 SH       SOLE                   457000             75000
Advance Paradigm Inc.          COM              007491103     1133    20700 SH       SOLE                    20700             20700
Advanced Digital Info.         COM              007525108    13114   471500 SH       SOLE                   399800             71700
American Dental                COM              025353103     1010    83300 SH       SOLE                   113300            113300
Ancor Communications           COM              03332K108     8577   353700 SH       SOLE                   300000             53700
Applied Micro Circuits         COM              03822W109    19186   336600 SH       SOLE                   285500             51100
Applied Science & Tech.        COM              038236105    13693   663900 SH       SOLE                   562800            101100
Ardent Software                COM              039794102    22590   838600 SH       SOLE                   711100            127500
Asyst Technology               COM              04648X107    17374   526500 SH       SOLE                   446700             79800
Aware, Inc.                    COM              05453N100    10385   362000 SH       SOLE                   306900             55100
CareInsite, Inc.               COM              14170M106      223     4400 SH       SOLE                     4400              4400
Citadel Commun.                COM              172853202    19919   583700 SH       SOLE                   494800             88900
Coventry Corp.                 COM              222862104     1187   125000 SH       SOLE                   125000            125000
Cybex Computer Prod.           COM              232522102    13323   399200 SH       SOLE                   338400             60800
Cytyc Corp.                    COM              232946103     7560   195400 SH       SOLE                   167100             28300
Drugstore.com                  COM              262241102      352     9700 SH       SOLE                     9700              9700
Emulex Corp.                   COM              292475209    26226   305400 SH       SOLE                   258900             46500
FYI Inc.                       COM              302712104    15833   470000 SH       SOLE                   403100             66900
Gerald Stevens                 COM              37369G101     9398   671300 SH       SOLE                   569300            102000
Hanger Orthopedic              COM              41043F208      747    51500 SH       SOLE                    51500             51500
Healthcare Recoveries          COM              42220K101      240    87300 SH       SOLE                    87300             87300
Heico Corporation              COM              422806109     5766   309600 SH       SOLE                   262500             47100
InterCept Group, Inc.          COM              45845L107     5365   290000 SH       SOLE                   245600             44400
JORE Corporation               COM              480815109     4195   351400 SH       SOLE                   298300             53100
Knight Transport               COM              499064103     4484   309250 SH       SOLE                   261750             47500
LifePoint Hospitals            COM              53219L109      625    71900 SH       SOLE                    71900             71900
Maverick Tube Corporation      COM              577914104      332    20000 SH       SOLE                    17000              3000
NetSolve, Inc.                 COM              64115J106     2221   125100 SH       SOLE                   105900             19200
Online Resources               COM              68273G101     5941   428200 SH       SOLE                   363100             65100
P.F. Chang's China Bistro      COM              69333Y108     6764   312800 SH       SOLE                   265200             47600
PRI Automation                 COM              69357H106    18604   515000 SH       SOLE                   436700             78300
Packeteer, Inc.                COM              695210104     6901   202600 SH       SOLE                   171100             31500
Pegasus Systems                COM              705906105     8779   234100 SH       SOLE                   198500             35600
Pinnacle Holdings              COM              72346N101    20291   776700 SH       SOLE                   658600            118100
Power Integrations, Inc.       COM              739276103    20591   297348 SH       SOLE                   252048             45300
Priority Healthcare Corporatio COM              74264T102     9151   296400 SH       SOLE                   254900             41500
Profit Recovery                COM              743168106    28312   634450 SH       SOLE                   537800             96650
QLogic                         COM              747277101    14024   200700 SH       SOLE                   170100             30600
QRS Corporation                COM              74726X105    17808   277700 SH       SOLE                   235400             42300
Quanta Services, Inc.          COM              74762E102    18608   634800 SH       SOLE                   538100             96700
Quest Software, Inc.           COM              74834T103     1827    39300 SH       SOLE                    33300              6000
RARE Hospitality               COM              753820109    13641   630800 SH       SOLE                   535000             95800
RF Micro Devices               COM              749941100    19746   431600 SH       SOLE                   366000             65600
Rayovac                        COM              755081106    14915   689700 SH       SOLE                   583500            106200
Res-Care, Inc.                 COM              760943100      233    13700 SH       SOLE                    13700             13700
Sanchez Computer               COM              799702105    21019   598400 SH       SOLE                   507600             90800
Scientific Learning            COM              808760102     5442   324900 SH       SOLE                   275300             49600
Security First                 COM              814279105    12595   324000 SH       SOLE                   274700             49300
Silicon Storage Tech.          COM              827057100     5625   398200 SH       SOLE                   337600             60600
Three-Five Systems, Inc.       COM              88554L108     6144   277700 SH       SOLE                   235600             42100
Xomed Surgical Prod.           COM              98412V107    17245   302550 SH       SOLE                   256100             46450

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